Consolidated Statements Of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Net sales	$ 9,602.4	$ 8,801.2	$ 7,162.6
Cost of sales	8,015.0	7,410.4	6,029.7
Gross profit	1,587.4	1,390.8	1,132.9
Selling and administrative expenses	994.0	932.1	821.1
Advertising expense	122.7	106.0	101.9
Goodwill impairment	0	0	241.8
Income (loss) from operations	470.7	352.7	(31.9)
Interest expense, net	(324.2)	(391.9)	(431.7)
Net (loss) gain on extinguishments of long-term debt	(118.9)	2.0	0
Other income, net	0.7	0.2	2.4
Income (loss) before income taxes	28.3	(37.0)	(461.2)
Income tax (expense) benefit	(11.2)	7.8	87.8
Net income (loss)	$ 17.1	$ (29.2)	$ (373.4)